Pay vs Performance Disclosure	12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
Compensation Actually Paid Table
The following table sets forth information
concerning
the compensation of our NEOs for each of the
fiscal
years ended March 31, 2023, 2022, and 2021, and our financial performance for each such fiscal year:

Year	SCT Total for First CEO (1)	SCT Total for Second CEO (1)	CAP for First CEO (1)	CAP for Second CEO (1)	Avg. SCT Total for Other NEOs (1)	Avg. CAP to Other NEOs (1)	Value of Initial Fixed $100		Net Income	Adjusted EBIT (3)
							TSR	Peer Group TSR (2)

(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$4,988,499	$—	$3,561,113	$—	$1,641,908	$1,449,565	$151.72	$155.40	$48,429	$105,869
2022	$4,075,929	$—	$2,573,200	$—	$1,351,197	$798,978	$171.66	$147.62	$29,660	$95,589
2021	$5,572,610	$397,800	$9,019,389	$423,480	$1,169,073	$2,654,058	$212.53	$159.26	$9,106	$48,854
(1)
Amounts represent compensation actually paid to our CEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	First CEO	Second CEO	Other NEOs
2023	Mr. Wilson	N/A	Messrs. Brant, Korman, Rustowicz, and Schadeberg
2022	Mr. Wilson	N/A	Messrs. Brant, Korman, Rustowicz, and Wozniak
2021	Mr. Wilson	Mr. Fleming	Messrs. Korman, McCormick, Rustowicz, and Wozniak

(2)	For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR”) of the Dow Jones U.S. Diversified Industrials Index.
(3)	Adjusted EBIT is a non-GAAP measure. Adjusted EBIT is defined in the FY23 Financial Metrics section.
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:
First Chief Executive Officer

Year	Summary Compensation Table Total	Minus: Change in Present Value of Pension	Plus: Pension Service Costs Attributable to the Applicable Year	Minus: Grant Date Fair Value of Equity Awards Granted During Applicable Year	Plus: Year- End Fair Value of Equity Awards Granted During Applicable Year	Plus: Value of Awards Granted and Vested in Applicable Year	Plus: Change in Fair Value as of Year- End of Any Prior-Year Awards that Remain Unvested as of Year-End	Plus: Change in Fair Value as of Vesting Date of Any Prior- Year Awards that Vested During Applicable Year	Compensation Actually Paid
2023	$4,988,499	$—	$—	$2,816,047	$3,501,035	$—	$(1,616,943)	$(495,431)	$3,561,113
2022	$4,075,929	$—	$—	$2,362,446	$1,840,059	$—	$(993,714)	$13,371	$2,573,200
2021	$5,572,610	$—	$—	$3,543,080	$6,414,349	$575,510	$—	$—	$9,019,389
Second Chief Executive Officer

Year	Summary Compensation Table Total	Minus: Change in Present Value of Pension	Plus: Pension Service Costs Attributable to the Applicable Year	Minus: Grant Date Fair Value of Equity Awards Granted During Applicable Year	Plus: Year- End Fair Value of Equity Awards Granted During Applicable Year	Plus: Value of Awards Granted and Vested in Applicable Year	Plus: Change in Fair Value as of Year- End of Any Prior- Year Awards that Remain Unvested as of Year- End	Plus: Change in Fair Value as of Vesting Date of Any Prior-Year Awards that Vested During Applicable Year	Compensation Actually Paid
2023	$—	$—	$—	$—	$—	$—	$—	$—	$—
2022	$—	$—	$—	$—	$—	$—	$—	$—	$—
2021	$397,800	$—	$—	$254,079	$75,660	$204,099	$—	$—	$423,480
Average of Other Named Executive Officers

Year	Summary Compensation Table Total	Minus: Change in Present Value of Pension	Plus: Pension Service Costs Attributable to the Applicable Year	Minus: Grant Date Fair Value of Equity Awards Granted During Applicable Year	Plus: Year- End Fair Value of Equity Awards Granted During Applicable Year	Plus: Value of Awards Granted and Vested in Applicable Year	Plus: Change in Fair Value as of Year-End of Any Prior-Year Awards that Remain Unvested as of Year-End	Plus: Change in Fair Value as of Vesting Date of Any Prior-Year Awards that Vested During Applicable Year	Compensation Actually Paid
2023	$1,641,908	$—	$—	$814,420	$701,707	$—	$33,962	$(113,592)	$1,449,565
2022	$1,351,197	$—	$—	$668,073	$520,369	$—	$(404,240)	$(275)	$798,978
2021	$1,169,073	$2,962	$—	$467,863	$1,137,057	$—	$785,776	$30,014	$2,654,058

Company Selected Measure Name	Adjusted EBIT
Named Executive Officers, Footnote [Text Block]

Year	First CEO	Second CEO	Other NEOs
2023	Mr. Wilson	N/A	Messrs. Brant, Korman, Rustowicz, and Schadeberg
2022	Mr. Wilson	N/A	Messrs. Brant, Korman, Rustowicz, and Wozniak
2021	Mr. Wilson	Mr. Fleming	Messrs. Korman, McCormick, Rustowicz, and Wozniak

Peer Group Issuers, Footnote [Text Block]	For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR”) of the Dow Jones U.S. Diversified Industrials Index.
Adjustment To PEO Compensation, Footnote [Text Block]
First Chief Executive Officer

Year	Summary Compensation Table Total	Minus: Change in Present Value of Pension	Plus: Pension Service Costs Attributable to the Applicable Year	Minus: Grant Date Fair Value of Equity Awards Granted During Applicable Year	Plus: Year- End Fair Value of Equity Awards Granted During Applicable Year	Plus: Value of Awards Granted and Vested in Applicable Year	Plus: Change in Fair Value as of Year- End of Any Prior-Year Awards that Remain Unvested as of Year-End	Plus: Change in Fair Value as of Vesting Date of Any Prior- Year Awards that Vested During Applicable Year	Compensation Actually Paid
2023	$4,988,499	$—	$—	$2,816,047	$3,501,035	$—	$(1,616,943)	$(495,431)	$3,561,113
2022	$4,075,929	$—	$—	$2,362,446	$1,840,059	$—	$(993,714)	$13,371	$2,573,200
2021	$5,572,610	$—	$—	$3,543,080	$6,414,349	$575,510	$—	$—	$9,019,389
Second Chief Executive Officer

Year	Summary Compensation Table Total	Minus: Change in Present Value of Pension	Plus: Pension Service Costs Attributable to the Applicable Year	Minus: Grant Date Fair Value of Equity Awards Granted During Applicable Year	Plus: Year- End Fair Value of Equity Awards Granted During Applicable Year	Plus: Value of Awards Granted and Vested in Applicable Year	Plus: Change in Fair Value as of Year- End of Any Prior- Year Awards that Remain Unvested as of Year- End	Plus: Change in Fair Value as of Vesting Date of Any Prior-Year Awards that Vested During Applicable Year	Compensation Actually Paid
2023	$—	$—	$—	$—	$—	$—	$—	$—	$—
2022	$—	$—	$—	$—	$—	$—	$—	$—	$—
2021	$397,800	$—	$—	$254,079	$75,660	$204,099	$—	$—	$423,480

Non-PEO NEO Average Total Compensation Amount	$ 1,641,908	$ 1,351,197	$ 1,169,073
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,449,565	798,978	2,654,058
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Average of Other Named Executive Officers

Year	Summary Compensation Table Total	Minus: Change in Present Value of Pension	Plus: Pension Service Costs Attributable to the Applicable Year	Minus: Grant Date Fair Value of Equity Awards Granted During Applicable Year	Plus: Year- End Fair Value of Equity Awards Granted During Applicable Year	Plus: Value of Awards Granted and Vested in Applicable Year	Plus: Change in Fair Value as of Year-End of Any Prior-Year Awards that Remain Unvested as of Year-End	Plus: Change in Fair Value as of Vesting Date of Any Prior-Year Awards that Vested During Applicable Year	Compensation Actually Paid
2023	$1,641,908	$—	$—	$814,420	$701,707	$—	$33,962	$(113,592)	$1,449,565
2022	$1,351,197	$—	$—	$668,073	$520,369	$—	$(404,240)	$(275)	$798,978
2021	$1,169,073	$2,962	$—	$467,863	$1,137,057	$—	$785,776	$30,014	$2,654,058

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Compensation Actually Paid versus Total Shareholder Return
Compensation Actually Paid vs. Net Income [Text Block]	Compensation Actually Paid versus Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Compensation Actually Paid versus Adjusted EBIT
Tabular List [Table Text Block]
Pay Versus Performance Tabular List
We believe the following performance measures represent the most important
financial performance measures used by us to link compensation actually paid to our NEOs for the fiscal year ended March 31, 2023:

•	Adjusted EBIT

•	Adjusted Free Cash Flow

•	Adjusted ROIC

Total Shareholder Return Amount	$ 151.72	171.66	212.53
Peer Group Total Shareholder Return Amount	155.4	147.62	159.26
Net Income (Loss)	$ 48,429	$ 29,660	$ 9,106
Company Selected Measure Amount	105,869	95,589	48,854
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBIT
Non-GAAP Measure Description [Text Block]	Adjusted EBIT is a non-GAAP measure. Adjusted EBIT is defined in the FY23 Financial Metrics section.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Free Cash Flow
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted ROIC
Wilson [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 4,988,499	$ 4,075,929	$ 5,572,610
PEO Actually Paid Compensation Amount	$ 3,561,113	2,573,200	9,019,389
PEO Name	Mr. Wilson
Fleming [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			397,800
PEO Actually Paid Compensation Amount			423,480
PEO Name	Mr. Fleming
PEO [Member] | Wilson [Member] | Grant Date Fair Value of Equity Awards Granted During Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 2,816,047	2,362,446	3,543,080
PEO [Member] | Wilson [Member] | Year End Fair Value of Equity Awards Granted During Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,501,035	1,840,059	6,414,349
PEO [Member] | Wilson [Member] | Value of Awards Granted and Vested in Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			575,510
PEO [Member] | Wilson [Member] | Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,616,943)	(993,714)
PEO [Member] | Wilson [Member] | Change in Fair Value as of Vesting Date of Any Prior Year Awards that Vested During Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(495,431)	13,371
PEO [Member] | Fleming [Member] | Grant Date Fair Value of Equity Awards Granted During Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			254,079
PEO [Member] | Fleming [Member] | Year End Fair Value of Equity Awards Granted During Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			75,660
PEO [Member] | Fleming [Member] | Value of Awards Granted and Vested in Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			204,099
Non-PEO NEO [Member] | Change in Present Value of Pension [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			2,962
Non-PEO NEO [Member] | Grant Date Fair Value of Equity Awards Granted During Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	814,420	668,073	467,863
Non-PEO NEO [Member] | Year End Fair Value of Equity Awards Granted During Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	701,707	520,369	1,137,057
Non-PEO NEO [Member] | Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	33,962	(404,240)	785,776
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Any Prior Year Awards that Vested During Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (113,592)	$ (275)	$ 30,014